Employee Benefit Plans (Fair Value of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plans
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,298	$ 2,163	$ 2,702
Total
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,298	$ 2,163
Percentage	100.00%	100.00%
Total | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 40	$ 70
Percentage	2.00%	3.00%
Total | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (9)	$ (70)
Percentage	0.00%	(3.00%)
Total | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 96	$ 87
Percentage	4.00%	4.00%
Total | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 141	$ 233
Percentage	6.00%	11.00%
Total | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 112	$ 186
Percentage	5.00%	8.00%
Total | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 172	$ 104
Percentage	8.00%	5.00%
Total | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 90	$ 83
Percentage	4.00%	4.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 9	$ 14
Percentage	0.00%	1.00%
Total | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 50	$ 68
Percentage	2.00%	3.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 5	$ (3)
Percentage	0.00%	0.00%
Total | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,006	$ 790
Percentage	44.00%	36.00%
Total | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 586	$ 601
Percentage	25.00%	28.00%
NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,592	$ 1,391
NAV | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	1,006	790
NAV | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	586	601
Level 1
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	440	577
Level 1 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	40	70
Level 1 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(9)	(70)
Level 1 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	96	87
Level 1 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	141	233
Level 1 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	112	186
Level 1 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	4	3
Level 1 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	50	68
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	6	0
Level 1 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	266	195
Level 2 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	172	104
Level 2 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	90	83
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	5	11
Level 2 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(1)	(3)
Level 2 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 0	$ 0